Deferred purchase price	6 Months Ended
Jun. 30, 2024
Deferred purchase price.
Deferred purchase price

12Deferred purchase price

The movement in the deferred purchase price is as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Opening balance	1,207,682	7,619,581
Change in fair value	1,669,197	(727,134)
Issuance of shares	(179,060)	(306,936)
Settlements	—	(5,377,829)
Ending balance	2,697,819	1,207,682

12Deferred purchase price (Continued)

The deferred purchase price consists of outstanding cash payments and share issuances. The change in fair value is a result of revaluing the shares outstanding to reflect share price as per the purchase agreements. Management has not used any complex assumptions in arriving at the fair value of the deferred purchase price.

The deferred purchase price is detailed as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Shotl	627,158	627,158
Urbvan	2,041,242	572,799
Door2Door	29,419	7,725
	2,697,819	1,207,682

	(Unaudited)	(Audited)
	At 30 June	At 31 December
Maturity analysis	2024	2023
	USD	USD
Less than one year (current)	2,697,819	1,207,682
	2,697,819	1,207,682